Mobile Financial Services activities - Financial liabilities (Details) - Orange Bank Operating Segment Member - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Payables to customers	€ 2,601	€ 1,787	€ 1,796
Debts with financial institutions	215	837	1,009
Deposit certificate	219	325	356
Cash collateral deposit	73	82
Other(3)	66	112	27
Financial liabilities relating to banking activities	€ 3,173	€ 3,143	€ 3,188